DAC, VOBA, DSI, and DFEL (Reconcilation of DEFL) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in DFEL [Abstract]
DFEL	$ 5,052	$ 4,225
Cumulative Effect, Period of Adoption, Adjustment [Member]
Changes in DFEL [Abstract]
DFEL	(617)	3,810
Ul and Other [Member]
Changes in DFEL [Abstract]
DFEL	4,766	3,934	$ 3,298
Variable Annuities [Member]
Changes in DFEL [Abstract]
DFEL	$ 286	$ 291	$ 293